CONDENSED CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
OPERATING REVENUES	$ 136,999	$ 141,469	$ 274,473	$ 280,074
OPERATING EXPENSES:
Voyage expenses	(3,240)	(3,161)	(6,690)	(6,218)
Vessel operating expenses	(27,983)	(29,570)	(56,895)	(56,893)
Depreciation	(32,075)	(32,853)	(64,122)	(65,341)
Amortization of deferred drydocking and special survey costs	(1,395)	(882)	(2,430)	(2,056)
General and administrative expenses	(5,446)	(5,381)	(10,662)	(10,651)
Loss on sale of vessels			(36)
Income From Operations	66,860	69,622	133,638	138,915
OTHER INCOME (EXPENSES):
Interest income	890	850	1,840	1,690
Interest expense	(20,616)	(21,230)	(40,774)	(43,116)
Other finance expenses	(1,111)	(1,162)	(2,238)	(2,335)
Equity loss on investments	(211)		(934)
Other income/(expense), net	(23)	28	400	35
Net unrealized and realized losses on derivatives	(1,141)	(10,036)	(3,163)	(26,775)
Total Other Expenses, net	(22,212)	(31,550)	(44,869)	(70,501)
Net Income	$ 44,648	$ 38,072	$ 88,769	$ 68,414
EARNINGS PER SHARE
Basic and diluted earnings per share	$ 0.41	$ 0.35	$ 0.81	$ 0.62
Basic and diluted weighted average number of common shares	109,800	109,785	109,800	109,785